Financial instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 2,654	$ 2,060
Non-derivative financial liabilities, undiscounted cash flows	(2,729)	(2,243)
Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	206	155
Bank loans - contractual cash flows	(221)	(168)
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		476
Bank loans - contractual cash flows		(581)
Deposits from customers in the banking business
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,225	374
Deposits from customers in the banking business, undiscounted cash flows	(1,225)	(374)
Trade payables and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,065	893
Trade and other payables - contractual cash flows	(1,065)	(893)
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	158	162
Lease liabilities - contractual cash flows	(218)	(227)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,371)	(1,329)
Less than 1 year | Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows	(93)	(72)
Less than 1 year | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows		(70)
Less than 1 year | Deposits from customers in the banking business
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business, undiscounted cash flows	(1,225)	(374)
Less than 1 year | Trade payables and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables - contractual cash flows	(1,011)	(764)
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - contractual cash flows	(42)	(49)
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(272)	(816)
1 to 5 years | Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows	(128)	(96)
1 to 5 years | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows		(511)
1 to 5 years | Deposits from customers in the banking business
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business, undiscounted cash flows	0	0
1 to 5 years | Trade payables and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables - contractual cash flows	(54)	(129)
1 to 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - contractual cash flows	(90)	(80)
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	(86)	(98)
More than 5 years | Bank loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows	0	0
More than 5 years | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank loans - contractual cash flows		0
More than 5 years | Deposits from customers in the banking business
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits from customers in the banking business, undiscounted cash flows	0	0
More than 5 years | Trade payables and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables - contractual cash flows	0	0
More than 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities - contractual cash flows	$ (86)	$ (98)